INVESTMENT PROPERTIES - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 5,580,109		$ 4,709,911
Acquisitions	871,551		682,334
Subsequent expenditure recognized as an asset	181,782		222,167
Sales/Write-offs	(112,375)		(156,697)
Amount reclassified to other assets	(35,441)		(77,862)
Appraisals	109,781		200,256
Balance at the end of the year	6,595,407	[1]	5,580,109
FCP Fondo Inmobiliario Colombia
INVESTMENT PROPERTIES
Sales/Write-offs	(33,264)		(77,862)
Bancolombia S.A.
INVESTMENT PROPERTIES
Sales/Write-offs	(2,177)
Investment properties
INVESTMENT PROPERTIES
Transfers into Level 3 of fair value hierarchy, assets	0		0
Transfers out of Level 3 of fair value hierarchy, assets	$ 0		$ 0

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.